Share-Based Awards	6 Months Ended
Jun. 30, 2013
Share-Based Awards

15. Share-Based Awards

2004 Share Option Plan

In 2004, the board of directors adopted and the Company’s shareholders approved the 2004 Share Option Plan (the “2004 Plan”). As amended, the 2004 Plan permitted grants of options for the purchase of up to 3,151,369 ordinary shares to be issued to employees, directors and consultants. Under the 2004 Plan, options were to be granted with exercise prices no less than the fair market value per share of the Company’s ordinary shares on the grant date and have a maximum term of seven years. In conjunction with the approval by shareholders of the 2011 Stock Option and Incentive Plan in September 2011, the board of directors voted that no further options shall be granted under the 2004 Plan.

2011 Stock Option and Incentive Plan

In September 2011, the board of directors adopted and the Company’s shareholders approved the 2011 Stock Option and Incentive Plan (the “2011 Plan”). The 2011 Plan permits the Company to make grants of incentive stock options, non-qualified stock options, restricted stock units and cash-based awards at an exercise price no less than the fair market value per share of the Company’s ordinary shares on the grant date and with a maximum term of seven years. These awards may be granted to the Company’s employees and non-employee directors. The Company initially reserved 666,667 ordinary shares for issuance under the 2011 Plan. On May 9, 2012, the Company’s board of directors and shareholders increased the number of ordinary shares reserved for issuance under the 2011 Plan from 666,667 to 1,166,667, and on September 18, 2012, the Company’s board of directors and shareholders increased the number of ordinary shares reserved for issuance under the 2011 Plan by 466,667 shares from 1,166,667 to 1,633,334. On July 18, 2013, our Board of Directors approved and adopted an amendment and restatement to the 2011 plan (the “2011 Plan Amendment”) and on August 19, 2013 our shareholders approved the 2011 Plan Amendment at our annual general meeting. The 2011 Plan Amendment increased the authorized number of ordinary shares reserved for issuance under the 2011 Plan to 1,883,334 and the number of shares reserved and available for issuance under the 2011 Plan, as amended, will automatically increase each February 1, beginning in 2014, by an amount equal to the lesser of (i) 4.75% of the number of ordinary shares issued and outstanding on the immediately preceding January 31 or (ii) such lesser number of shares as determined by the compensation committee of the Board of Directors. This number is subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization. In addition, shares from forfeited, expired, canceled or terminated awards from the 2004 Plan are also available for issuance under the 2011 Plan.

The Company grants share-based awards with employment service conditions only (“service-based” awards) and share-based awards with both employment service and performance conditions (“performance-based” awards). The Company applies the fair value recognition provisions for all share-based awards granted or modified and records compensation costs over the requisite service period of the award based on the grant-date fair value. The straight-line method is applied to all service-based awards granted, while the graded-vesting method is applied to all performance-based awards granted. The requisite service period for service-based awards is generally four years, with restrictions lapsing evenly over the period.

2012 Employee Share Purchase Plan

In September 2012, the Company’s board of directors adopted and its shareholders approved the 2012 Employee Share Purchase Plan, which became effective upon the closing of the Company’s IPO in October 2012. The 2012 Employee Share Purchase Plan authorizes the issuance of up to 400,000 ordinary shares to participating employees.

All employees who have been employed for at least 30 days and whose customary employment is for more than 20 hours per week are eligible to participate in the 2012 Employee Share Purchase Plan. Any employee who owns 5% or more of the voting power or value of ordinary shares is not eligible to purchase shares under the 2012 Employee Share Purchase Plan. The Company will make one or more offerings each year to its employees to purchase shares under the 2012 Employee Share Purchase Plan. The first offering began on May 1, 2013 and subsequent offerings will usually begin on each May 1 and November 1 and will continue for six-month periods, referred to as offering periods. Each eligible employee may elect to participate in any offering by submitting an enrollment form at least 15 days before the relevant offering date.

Each employee who is a participant in the 2012 Employee Share Purchase Plan may purchase shares by authorizing payroll deductions of up to 15% of his or her base compensation during an offering period. Unless the participating employee has previously withdrawn from the offering, his or her accumulated payroll deductions will be used to purchase ordinary shares on the last business day of the offering period at a price equal to 85% of the fair market value of the ordinary shares on the first business day or the last business day of the offering period, whichever is lower, provided that no more than 2,500 ordinary shares may be purchased by any one employee during each offering period. Under applicable tax rules, an employee may purchase no more than $25 worth of ordinary shares, valued at the start of the purchase period, under the 2012 Employee Share Purchase Plan in any calendar year.

The accumulated payroll deductions of any employee who is not a participant on the last day of an offering period will be refunded. An employee’s rights under the 2012 Employee Share Purchase Plan terminate upon voluntary withdrawal from the plan or when the employee ceases employment with us for any reason.

The 2012 Employee Share Purchase Plan may be terminated or amended by the board of directors at any time. An amendment that increases the number of ordinary shares that are authorized under the 2012 Employee Share Purchase Plan and certain other amendments require the approval of the Company’s shareholders.

Stock Option Valuation

The fair value of each share option grant was estimated on the date of grant using the Black-Scholes option-pricing model. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected term has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options, which represents the average of the contractual term and the weighted average vesting period of the options. Expected volatility has been based on the historical volatility of the Company’s publicly traded peer companies as the Company has historically been a private company and lacks company-specific historical and implied volatility information. Expected dividend yield was based on the Company’s expectation of not paying cash dividends in the foreseeable future. The assumptions used to determine the fair value of stock options granted are as follows, presented on a weighted average basis:

	Year Ended December 31,
	2010	2011	2012
Risk-free interest rate	2.08%	0.97%	0.63%
Expected term (in years)	4.6	4.7	4.1
Expected volatility	49%	56%	56%
Expected dividend yield	0%	0%	0%

The Company recognizes compensation expense for only the portion of awards that are expected to vest. In developing a forfeiture rate estimate, the Company has considered its historical experience to estimate pre-vesting forfeitures for service-based awards. For performance-based awards, the Company estimates the probability that the performance condition will be met. The impact of a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual forfeiture rate is materially different from the Company’s estimate, the Company may be required to record adjustments to share-based compensation expense in future periods.

As required by the 2004 Plan and the 2011 Plan, the exercise price for awards granted is not to be less than the fair market value of ordinary shares as estimated by the Company’s board of directors as of the date of grant. Prior to the Company’s October 2012 IPO, we valued our ordinary shares by taking into consideration its most recently available valuation of ordinary shares performed by management and the board of directors as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. In December 2010 and during the first half of 2011, the board of directors granted stock options for the purchase of 1,798,611 and 35,667 ordinary shares, respectively, with a weighted average exercise price of $3.08 per share based on its determination of the value of ordinary shares. In November 2010, certain holders of the ordinary shares converted 10,193,347 ordinary shares into Series C convertible preferred shares on a 1-for-1.5 basis and immediately sold those preferred shares to an outside investor at $3.50 per share (see Note 12). Based on this transaction and solely for the purposes of accounting for share-based compensation for financial statement purposes, in mid-2011, the Company reassessed the fair value of its ordinary shares and determined it to be $5.25 per share as of November 2010 (and through June 2011). As a result, the grant-date fair value of each of the awards granted in December 2010 and in the first half of 2011 was revalued to reflect an underlying ordinary share fair value of $5.25. The difference between the original estimated fair value of $3.08 and the reassessed fair value of $5.25 of the Company’s ordinary shares resulted in an increase of $3,174 and $63 in the aggregate fair value of stock options granted in December 2010 and in first six months of 2011, respectively, which is being and will continue to be recorded as additional compensation expense in the consolidated statements of operations over the requisite service periods of between one and four years.

Stock option activity during the years ended December 31, 2010, 2011 and 2012 and during the six months ended June 30, 2013 is as follows:

	Number of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In Years)
Outstanding at December 31, 2009	1,798,333	$1.37
Granted	1,798,611	$3.08
Exercised	(607,500)	$0.03
Forfeited and canceled	(600,000)	$2.63

Outstanding at December 31, 2010	2,389,444	$2.67	6.1	$6,153
Granted(1)	248,333	$7.26
Exercised	—	$—
Forfeited and canceled	(84,166)	$2.90

Outstanding at December 31, 2011	2,553,611	$3.11	5.3	$15,951
Granted(2)	902,977	$9.76
Exercised	(184,335)	$1.70
Forfeited and canceled	(314,738)	$8.35

Outstanding at December 31, 2012	2,957,515	$4.66		$60,383
Granted	—	$—
Exercised	(794,044)	$3.31
Forfeited and canceled	(55,419)	$7.45

Outstanding at June 30, 2013 (unaudited)	2,108,052	$5.13		$59,232

Vested and expected to vest at December 31, 2012	2,835,082	$4.57	4.8	$15,369

Exercisable at December 31, 2012	1,579,209	$3.17	4.2	$34,725

Vested and expected to vest at June 30, 2013 (unaudited)	2,041,434	$5.06	4.7

Exercisable at June 30, 2013 (unaudited)	1,130,542	$3.99	4.3

(1)	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.

(2)	On May 9, 2012, the Company’s board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.

During the year ended December 31, 2010, the Company granted service-based stock options for the purchase of 1,378,611 ordinary shares with a grant-date fair value of $3.11 and granted performance-based stock options for the purchase of 420,000 ordinary shares with a grant-date fair value of $3.00 per share. The vesting of the performance-based stock options was determinable based on achievement of a tiered target of either or both unit sales and annual earnings before interest, taxes, depreciation and amortization (as adjusted) for the year ended December 31, 2011, for which a corresponding amount of shares under the option would become vested. Related to these performance-based stock options, as of December 31, 2010 and 2011, options for the purchase of 0 and 356,667 ordinary shares, respectively, were vested as a result of achieving the specified performance targets.

During the year ended December 31, 2011, the Company granted service-based stock options for the purchase of 227,666 ordinary shares with a grant-date fair value of $3.75 and granted performance-based stock options for the purchase of 20,667 ordinary shares with a grant-date fair value of $3.02 per share. All of these performance-based stock options were vested as of December 31, 2011.

During the year ended December 31, 2012, the Company granted service-based stock options for the purchase of 496,088 ordinary shares with a grant-date fair value of $4.52 and granted performance-based stock options for the purchase of 406,889 ordinary shares with a grant-date fair value of $4.50 per share. The vesting of the performance-based stock options was determinable based on achievement of a tiered target of either or both unit sales and annual earnings before interest, taxes, depreciation and amortization (as adjusted) for the year ended December 31, 2012, for which a corresponding amount of shares under the option would become vested. Related to these performance-based stock options, as of December 31, 2012, options for the purchase of 261,573 ordinary shares were expected to vest as a result of achieving the specified performance targets.

The aggregate intrinsic values in the table above represent the difference between the exercise prices of the outstanding stock options and the estimated fair value of the Company’s ordinary shares of $5.25 per share on December 31, 2010 and $9.36 per share on December 31, 2011. The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s common stock closing price of $25.16 and $33.23 as of December 31, 2012 and June 30, 2013 (unaudited), respectively.

The weighted average grant-date fair value of stock options granted was $3.08 per share, $3.69 per share and $4.59 per share for the years ended December 31, 2010, 2011 and 2012, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2010, 2011 and 2012 and the six months ended June 30, 2013 (unaudited) was $3,170, $0, $2,726 and $18,569 respectively.

The unrecognized compensation expense associated with stock options outstanding at December 31, 2012 and the six months ended June 30, 2013 (unaudited) was $4,520 and $2,984, respectively, which is expected to be recognized over weighted average periods of 2.3 years and 1.9 years, respectively.

For the years ended December 31, 2010, 2011 and 2012 and the six months ended June 30, 2013 (unaudited), the Company (i) recognized income tax benefits related to share-based compensation expense of $45, $719, $60 and $0, respectively, as a component in calculating its provision for income taxes and (ii) recorded realized excess tax benefits from the exercises of stock options of $266, $0, $(266) and $0, respectively, within shareholders’ equity (deficit).

The Company recognized share-based compensation expense from all awards in the following expense categories:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Cost of subscription revenue	$4	$24	$136	$50	$143
Sales and marketing	100	734	921	460	803
Research and development	14	155	187	81	308
General and administrative	31	1,379	1,178	378	951

Total	$149	$2,292	$2,422	$969	$2,205

Restricted Stock Unit Awards

On May 1, 2013, the Company granted service-based restricted stock units (“RSUs”) for the purchase of 483,667 ordinary shares and performance-based restricted stock units (“PSUs”) for the purchase of 654,250 ordinary shares with a grant-date fair value of $22.76. On June 20, 2013, the Company granted service-based RSUs for the purchase of 40,500 ordinary shares and PSUs for the purchase of 5,000 ordinary shares with a grant-date fair value of $31.10. The RSUs have restrictions which lapse four years from the date of grant. Restrictions on the PSUs will lapse based upon the achievement of certain financial performance targets during the applicable performance period, which ends on December 31, 2013. The grant date fair value of the shares is recognized over the requisite period of performance once achievement of criteria is deemed probable. Periodically throughout the performance period, the Company estimates the likelihood of achieving performance goals. Actual results, and future changes in estimates, may differ substantially from the Company’s current estimates. If the targets are not achieved, the shares will be forfeited by the employee.